Intangible assets (Details 1) R$ in Thousands	Dec. 31, 2018 BRL (R$)
CGU - Chemicals South
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 926,854
Cash flow (CF)	9,628,209
Book value (with goodwill and work capital)	R$ 2,479,778
CF/Book value	390.00%
Operating segment - Polyolefins
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 939,667
Cash flow (CF)	21,750,937
Book value (with goodwill and work capital)	R$ 8,189,204
CF/Book value	270.00%
Operating segment - Vinyls
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 192,353
Cash flow (CF)	4,617,326
Book value (with goodwill and work capital)	R$ 2,763,882
CF/Book value	170.00%